Nature and Continuance of Operations and Going Concern (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Nature And Continuance Of Operations And Going Concern [Abstract]
Cash	$ 1,150,891	$ 600,402	$ 6,888,322	$ 15,207,948
Working capital	15,561,765
Accumulated deficit	(79,020,920)	(60,790,972)
Shareholder's equity	11,566,819	27,662,006	34,385,193	$ 36,152,448
Profit (loss)	$ (18,342,796)	$ (15,043,857)	$ (15,009,920)